LEASE - ROU assets and lease liabilities (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
ROU assets and lease liabilities
Right-of-use assets	¥ 76,030	¥ 42,606
Operating lease, right-of-use asset, statement of financial position [Extensible List]	Other non-current assets	Other non-current assets
Operating lease liabilities-current	¥ 37,535	¥ 25,779
Operating lease, liability, current, statement of financial position [Extensible List]	Accrued expenses and other current liabilities	Accrued expenses and other current liabilities
Operating lease liabilities-non current	¥ 34,147	¥ 13,177
Operating lease, liability, noncurrent, statement of financial position [Extensible List]	Other long-term liabilities	Other long-term liabilities
Weighted-average remaining lease term	2 years 3 months 14 days	2 years 1 month 2 days
Weighted-average discount rate	4.75%	6.22%